Condensed Consolidated Statements of Operations and Comprehensive loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	220,667	212,419	431,770	425,438	825,460	1,496,725
Professional Fees	31,349	109,534	66,096	229,914	339,710	326,982
Officer’s Salary	171,625	164,845	343,249	349,653	779,742	734,427
Rent - Related Party						3,683
Research and Development	57,035	49,869	126,127	77,373	176,431	197,745
Total Operating Expenses	480,676	536,667	967,242	1,082,378	2,121,343	2,759,562
Loss from Operations	(480,676)	(536,667)	(967,242)	(1,082,378)	(2,121,343)	(2,759,562)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)						90,100
Net change in unrealized gain (loss) on investment in gold bullion	(11,771)	(28,352)	21,581	(5,401)
Net change in unrealized depreciation on investment in gold bullion					38	(13,004)
Interest expense	(119,282)	(298,444)	(237,119)	(460,331)	(609,129)	(660,419)
Amortization of debt issue costs		(174,669)		(536,701)	(1,111,580)	(4,702,918)
Interest income	22,638		26,907
Total Other Income/(Expenses)	(108,415)	(501,465)	(188,631)	(1,002,433)	(1,720,671)	(5,286,241)
Net (Loss) before Provision for Income Taxes	(589,091)	(1,038,132)	(1,155,873)	(2,084,811)	(3,842,014)	(8,045,803)
Provision for Income Taxes
Net (Loss)	(589,091)	(1,038,132)	(1,155,873)	(2,084,811)	$ (3,842,014)	$ (8,045,803)
Other Comprehensive Income
Change in unrealized value of available-for-sale securities, net of income tax	13,021		13,021
Total Comprehensive Loss	$ (576,070)	$ (1,038,132)	$ (1,142,852)	$ (2,084,811)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic	1,033,374,219	955,149,900	1,032,728,682	949,454,169	974,307,366	877,612,187
Weighted average number of shares outstanding during the period - Diluted	1,033,374,219	955,149,900	1,032,728,682	949,454,169	974,307,366	877,612,187